RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS.
RIGHT-OF-USE ASSETS

10.RIGHT-OF-USE ASSETS

The Company has lease contracts for various items of mining equipment, motor vehicles and buildings used in its operations. Leases of mining equipment and rolling stock generally have lease terms between two and three years, while buildings generally have lease terms between two and five years.

Set below are the carrying amount of Right-of-use assets and the movement during the years.

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2022	2,715	164	2,879
New leases	451	—	451
End of leases	(205)	(49)	(254)
Remeasurement of lease	445	(44)	401
As at December 31, 2022	3,406	71	3,477
ACCUMULATED DEPRECIATION
As at January 1, 2022	553	72	625
Depreciation	451	43	494
End of leases	(205)	(49)	(254)
Remeasurement of lease	—	(44)	(44)
As at December 31, 2022	799	22	821
Net book value as at December 31, 2022	2,607	49	2,656

	Buildings	Equipment	Rolling stocks	Total
	$	$	$	$
COST
As at January 1, 2021	1,297	339	273	1,909
New leases	1,612	—	—	1,612
End of leases	(252)	(339)	(109)	(700)
Remeasurement of lease	58	—	—	58
As at December 31, 2021	2,715	—	164	2,879
ACCUMULATED DEPRECIATION
As at January 1, 2021	386	321	135	842
Depreciation	419	3	46	468
End of leases	(252)	(324)	(109)	(685)
As at December 31, 2021	553	—	72	625
Net book value as at December 31, 2021	2,162	—	92	2,254

Included in the depreciation of Right-of-use assets for the period is $250 ($213 in 2021) that has been included under the Evaluation and exploration expenses and $162 ($166 in 2021) that have been included under the Battery Material Plant project expenses line in the consolidated statements of loss and comprehensive loss.